CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 7,253		$ 62,937
Restricted cash	34		185
Accounts receivable, net of allowance of $647 and $309 at December 31, 2022 and 2021, respectively	46,565		57,980
Inventory	18,556		17,217
Prepaid expenses and other current assets	17,289		18,833
Total current assets	89,697		157,152
Property, plant and equipment, net	7,351		7,741
Goodwill	13,641		13,641
Intangible assets, net	5,302		6,438
Right-of-use assets, net	5,697		6,585
Other non-current assets	3,407		3,942
Total assets	125,095		195,499
Current liabilities:
Accounts payable	26,173		29,709
Accrued expenses and other current liabilities	32,243		26,967
Deferred revenue	2,892		2,902
Senior term loan, current portion	40,529		3,187
Subordinated debt	11,119	[1]	10,577
Subordinated term loan - related party	41,528
Convertible debt	43,928
Current portion of long-term debt	259		275
Total current liabilities	198,671		73,617
Subordinated term loan - related party			37,991
Senior term loan			37,876
Convertible debt			41,343
Other long-term liabilities	7,223		20,924
Total liabilities	205,894		211,751
Stockholders’ deficit:
Common stock, $0.0001 par value; 250,000,000 shares authorized; 74,283,026 and 72,335,952 shares issued and outstanding at December 31, 2022 and 2021, respectively	7		7
Additional paid-in capital	770,427		749,592
Accumulated deficit	(851,233)		(765,851)
Total stockholders’ deficit	(80,799)		(16,252)
Total liabilities and stockholders’ deficit	$ 125,095		$ 195,499

[1]	As of March 31, 2023 and December 31, 2022, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the subordinated term loan – related party, subordinated debt and senior term loan were 33.98%, 37.59% and 28.00%, respectively, as of March 31, 2023 and 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022.